Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense on intangible assets	$ 65,796	$ 66,786	$ 132,052	$ 133,165
Impairment Expense	$ 13	$ 23	$ 657	$ 676